Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$25,539	$2,703,280	$—	$2,728,819
Policy loans	—	(1,054,588)	—	(1,054,588)
Policy loan repayments and interest	—	1,345,089	—	1,345,089
Surrenders, withdrawals and death benefits	(272,041)	(2,980,721)	—	(3,252,762)
Net transfers from/(to) other subaccounts or fixed rate option	21,244	700,482	—	721,726
Administrative and other charges	(545)	(1,756,453)	—	(1,756,998)
	$(225,803)	$(1,042,911)	$—	$(1,268,714)

December 31, 2015	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$18,716	$2,721,398	$—	$2,740,114
Policy loans	—	(1,107,759)	—	(1,107,759)
Policy loan repayments and interest	—	1,425,891	—	1,425,891
Surrenders, withdrawals and death benefits	(122,477)	(2,718,901)	—	(2,841,378)
Net transfers from/(to) other subaccounts or fixed rate option	103,422	676,078	—	779,500
Administrative and other charges	(826)	(1,664,127)	—	(1,664,953)
	$(1,165)	$(667,420)	$—	$(668,585)

December 31, 2014	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$28,400	$2,723,767	$—	$2,752,167
Policy loans	—	(1,024,541)	—	(1,024,541)
Policy loan repayments and interest	—	1,121,325	—	1,121,325
Surrenders, withdrawals and death benefits	(329,352)	(2,220,937)	—	(2,550,289)
Net transfers from/(to) other subaccounts or fixed rate option	(41,699)	(104,694)	—	(146,393)
Administrative and other charges	(514)	(1,632,516)	—	(1,633,030)
	$(343,165)	$(1,137,596)	$—	$(1,480,761)